SUBSEQUENT EVENTS - Convertible note agreement issuances (Details)				1 Months Ended				3 Months Ended
	Apr. 02, 2026 USD ($)	Mar. 30, 2026 USD ($)	Jan. 01, 2026 USD ($)	Apr. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Feb. 28, 2026 USD ($) item	Jan. 31, 2026 USD ($) item	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
SUBSEQUENT EVENTS
Proceeds from convertible debt								$ 1,611,000	$ 2,530,000
Subsequent events
SUBSEQUENT EVENTS
Proceeds from convertible debt		$ 150,000
Subsequent events | Unsecured convertible promissory notes issued to investors
SUBSEQUENT EVENTS
Proceeds from convertible debt	$ 200,000	$ 224,000	$ 2,125,150	$ 570,000	$ 570,000
Subsequent events | Four convertible promissory note
SUBSEQUENT EVENTS
Number of debt instruments issued | item							4
Principal amount							$ 1,077,150
Subsequent events | One convertible promissory note
SUBSEQUENT EVENTS
Number of debt instruments issued | item						2
Principal amount						$ 478,000